Depreciation and amortization expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Depreciation	$ 291,559	$ 226,026	$ 100,152	[1]
Amortization	86	313	490
General and administrative	22,540	19,171	10,925
Total depreciation and amortisation expense	$ 314,185	$ 245,510	$ 111,567

[1]	(*)See also Note 2(f) with respect to the implementation of IFRS 16, commencing January 1, 2019.